Commitments and Contingencies Future Debt Obligations (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jan. 07, 2019
Unrecorded Unconditional Purchase Obligation [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity after January 7, 2019 Amendment		$ 1,613,172
Debt and Capital Lease Obligations	$ 83,761
Long-term Debt, Maturities, Repayments of Principal in Year Two	72,439
Long-term Debt, Maturities, Repayments of Principal in Year Three	79,220
Long-term Debt, Maturities, Repayments of Principal in Year Four	397,380
Long-term Debt, Maturities, Repayments of Principal in Year Five	1,609
Long-term Debt, Maturities, Repayments of Principal after Year Five	401,176
Long-term Debt	$ 1,035,585
Revolving Loan, Maturity June 14, 2023 [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity after January 7, 2019 Amendment		1,087,257
Term Loan [Domain]
Unrecorded Unconditional Purchase Obligation [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity after January 7, 2019 Amendment		$ 525,915